Schedule of Investments (unaudited) March 31, 2023	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 4.0%
Black Belt Energy Gas District, RB(a)
Series C-1, 5.25%, 02/01/53	$13,790	$14,524,386
Series F, 5.50%, 11/01/53	1,825	1,927,731
Black Belt Energy Gas District, Refunding RB, 4.00%, 06/01/51(a)	8,585	8,444,532
Chelsea Park Cooperative District, SAB, 5.00%, 05/01/48	925	851,631
County of Jefferson Alabama Sewer Revenue, Refunding RB
Series D, Sub Lien, 7.00%, 10/01/51	2,355	2,508,866
Series D, Sub Lien, 6.50%, 10/01/53	3,465	3,682,356
Hoover Industrial Development Board, RB, AMT, 6.38%, 11/01/50(a)	5,620	6,248,692
MidCity Improvement District, SAB
3.88%, 11/01/27	130	125,756
4.25%, 11/01/32	350	325,915
4.50%, 11/01/42	745	636,683
4.75%, 11/01/49	795	666,847
Southeast Energy Authority A Cooperative District, RB, Series B-1, 5.00%, 05/01/53(a)	21,645	22,314,783
Stadium Trace Village Improvement District, RB, 3.63%, 03/01/36	3,670	3,340,317
Sumter County Industrial Development Authority, RB, AMT, 6.00%, 07/15/52(a)	5,260	4,679,491
Tuscaloosa County Industrial Development Authority, Refunding RB, Series A, 5.25%, 05/01/44(b)	1,110	906,770

		71,184,756

Arizona — 2.1%
Arizona Industrial Development Authority, RB
5.00%, 07/01/45(b)	1,135	1,038,405
7.10%, 01/01/55(b)	4,540	4,653,977
5.00%, 07/01/55(b)	1,215	1,069,773
Series A, 5.00%, 12/15/39(b)	150	141,513
Series A, 5.00%, 07/01/49(b)	2,790	2,529,400
Series A, 5.00%, 07/15/49	675	629,822
Series A, 5.00%, 12/15/49(b)	345	305,604
Series A, 5.00%, 07/01/54(b)	1,110	990,238
Series B, 5.13%, 07/01/47(b)	420	400,727
Series B, 5.25%, 07/01/51(b)	570	546,164
Arizona Industrial Development Authority, Refunding RB(b)
Series A, 5.00%, 07/01/26	630	632,579
Series A, 5.50%, 07/01/52	2,970	2,942,869
Florence Town Inc Industrial Development Authority, RB, 6.00%, 07/01/23(b)(c)	1,375	1,385,605
Glendale Industrial Development Authority, RB, 5.00%, 05/15/56	1,365	1,171,681
Industrial Development Authority of the City of Phoenix Arizona, RB, Series A, 6.75%, 07/01/44(b)	810	836,269
Industrial Development Authority of the City of Phoenix Arizona, Refunding RB(b)
5.00%, 07/01/35	300	300,094
Series A, 5.00%, 07/01/35	295	295,092
Industrial Development Authority of the County of Pima, RB
5.13%, 07/01/39	700	661,128

Security	Par (000)	Value

Arizona (continued)
Industrial Development Authority of the County of Pima, RB (continued)
5.25%, 07/01/49	$870	$779,176
Industrial Development Authority of the County of Pima, Refunding RB(b)
4.00%, 06/15/51	6,995	5,192,375
5.00%, 07/01/56	1,285	1,112,728
La Paz County Industrial Development Authority, RB, 5.88%, 06/15/48(b)	1,340	1,261,558
Maricopa County Industrial Development Authority, RB(b)
5.25%, 10/01/40	1,255	1,278,836
5.50%, 10/01/51	1,255	1,274,448
AMT, 4.00%, 10/15/47	6,500	5,515,419

		36,945,480

Arkansas(b) — 1.1%
Arkansas Development Finance Authority, RB
Series A, AMT, 4.50%, 09/01/49	4,390	3,922,961
Series A, AMT, 4.75%, 09/01/49	17,005	15,799,499

		19,722,460

California — 4.2%
California Community Housing Agency, RB, M/F Housing, Series A, 5.00%, 04/01/49(b)	690	605,037
California Infrastructure & Economic Development Bank, RB, AMT, 7.75%, 01/01/50(a)(b)	2,000	2,032,812
California Municipal Finance Authority, ARB, AMT, Senior Lien, 4.00%, 12/31/47	2,560	2,275,558
California Municipal Finance Authority, RB
Series A, 5.50%, 08/01/34(b)	270	271,639
Series A, 6.00%, 08/01/44(b)	655	657,809
Series A, 3.00%, 02/01/46	1,200	888,637
Series A, 6.13%, 08/01/49(b)	570	572,534
California Municipal Finance Authority, Refunding RB, Series A, 3.00%, 11/01/48	2,000	1,486,902
California School Finance Authority, RB
6.65%, 07/01/33	295	296,930
6.90%, 07/01/43	650	654,886
California Statewide Communities Development Authority, SAB, Series 2021-A, 4.00%, 09/02/51	1,985	1,673,619
California Statewide Financing Authority, RB, 0.00%, 06/01/55(b)(d)	65,000	3,770,000
City of Los Angeles Department of Airports, Refunding ARB, AMT, 5.25%, 05/15/47	8,000	8,648,016
CMFA Special Finance Agency I, RB, M/F Housing, Series A, 4.00%, 04/01/56(b)	9,320	7,457,044
CMFA Special Finance Agency VIII, RB, M/F Housing, Series A-1, 3.00%, 08/01/56(b)	2,415	1,641,350
CMFA Special Finance Agency XII, RB, M/F Housing, 4.38%, 08/01/49(b)	1,845	1,500,539
CSCDA Community Improvement Authority, RB, M/F Housing(b)
2.80%, 03/01/47	1,435	1,089,631
3.13%, 07/01/56	3,670	2,564,655
4.00%, 07/01/56	7,370	5,533,509
3.13%, 08/01/56	3,425	2,466,195
4.00%, 08/01/56	4,120	3,163,868
4.00%, 10/01/56	1,230	993,696
4.00%, 12/01/56	4,460	3,300,538
4.00%, 07/01/58	1,405	1,022,236

1

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
CSCDA Community Improvement Authority, RB, M/F Housing(b) (continued)
Series A, 5.00%, 01/01/54	$1,050	$841,307
Series A, 3.00%, 09/01/56	5,550	3,721,275
Series B, 4.00%, 07/01/58	1,585	1,100,927
Mezzanine Lien, 4.00%, 03/01/57	2,465	1,736,425
Mezzanine Lien, 4.00%, 06/01/57	1,130	807,114
Series B, Mezzanine Lien, 4.00%, 12/01/59	4,645	3,098,001
Series B, Sub Lien, 4.00%, 12/01/59	2,380	1,660,112
Golden State Tobacco Securitization Corp., Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/66(d)	16,810	1,697,776
Hastings Campus Housing Finance Authority, RB, CAB, Sub-Series A, 6.75%, 07/01/35(b)(e)	4,420	1,566,947
Riverside County Transportation Commission, RB, Series A, Senior Lien, 5.75%, 06/01/23(c)	2,115	2,124,845
San Francisco City & County Redevelopment Agency Successor Agency, ST, CAB, Series C, 0.00%, 08/01/43(d)	3,000	828,450
San Francisco City & County Redevelopment Agency Successor Agency, TA, CAB(b)(d)
Series D, 0.00%, 08/01/23	470	464,769
Series D, 0.00%, 08/01/26	580	497,857
Series D, 0.00%, 08/01/31	1,155	775,926

		75,489,371

Colorado — 4.7%
9th Avenue Metropolitan District No. 2, GO, 5.00%, 12/01/48	1,564	1,318,762
Aurora Crossroads Metropolitan District No. 2, GO
Series A, 5.00%, 12/01/40	1,000	938,912
Series A, 5.00%, 12/01/50	500	446,956
Aviation Station North Metropolitan District No. 2, GO
Series A, 5.00%, 12/01/39	750	707,144
Series A, 5.00%, 12/01/48	1,350	1,208,655
Banning Lewis Ranch Metropolitan District No. 8, GO, 4.88%, 12/01/51(b)	2,335	1,810,474
Broadway Station Metropolitan District No. 2, GO, Series A, 5.13%, 12/01/48	2,840	2,091,478
Bromley Park Metropolitan District No. 2, Refunding GO, Series B, Subordinate, 6.38%, 12/15/47	937	895,428
Cascade Ridge Metropolitan District, GO, 5.00%, 12/01/51	3,000	2,488,094
Centerra Metropolitan District No. 1, TA, 5.00%, 12/01/47(b)	820	724,351
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 4.13%, 11/15/47	5,875	5,640,599
Series A, AMT, 4.13%, 11/15/53	3,225	3,042,323
Clear Creek Transit Metropolitan District No. 2, GO
Series A, 5.00%, 12/01/41	575	529,747
Series A, 5.00%, 12/01/50	1,000	872,868
Colorado Educational & Cultural Facilities Authority, Refunding RB(b)
5.00%, 12/01/40	115	107,752
5.00%, 12/01/50	155	136,648
5.00%, 12/01/55	180	156,116
Colorado Health Facilities Authority, RB
5.50%, 11/01/47	780	832,714
5.25%, 11/01/52	1,630	1,702,872

Security	Par (000)	Value

Colorado (continued)
Colorado Health Facilities Authority, RB (continued)
Series A, 5.00%, 05/15/35	$1,255	$1,104,882
Series A, 5.00%, 05/15/44	1,415	1,150,347
Series A, 5.00%, 05/15/58	2,920	2,164,161
Colorado High Performance Transportation Enterprise, RB, 5.00%, 12/31/56	2,500	2,428,392
Constitution Heights Metropolitan District, Refunding GO, 5.00%, 12/01/49	1,260	1,124,301
Eagle Brook Meadows Metropolitan District No. 3, GO, Series 2021, 5.00%, 12/01/51	1,600	1,367,814
Fitzsimons Village Metropolitan District No. 3, Refunding GO
Series A-1, 4.00%, 12/01/26	800	764,508
Series A-1, 4.00%, 12/01/41	1,500	1,142,763
Series A-1, 4.25%, 12/01/55	3,095	2,152,294
Four Corners Business Improvement District, GO, 6.00%, 12/01/52	2,000	1,813,236
Green Valley Ranch East Metropolitan District No. 6, GO, Series A, 5.88%, 12/01/50	2,615	2,505,094
Greenways Metropolitan District No. 1, GO, Series A, 4.63%, 12/01/51	1,580	1,108,524
Home Place Metropolitan District, GO, Series A, 5.75%, 12/01/50	2,345	2,189,311
Horizon Metropolitan District No. 2, GO, 4.50%, 12/01/51(b)	1,675	1,162,840
Jefferson Center Metropolitan District No. 1, RB
Series A-2, 4.13%, 12/01/40	580	512,015
Series A-2, 4.38%, 12/01/47	1,000	855,754
Karl’s Farm Metropolitan District No. 2, GO(b)
Series A, 5.38%, 12/01/40	515	478,948
Series A, 5.63%, 12/01/50	1,350	1,244,685
Lanterns Metropolitan District No. 2, GO, Series A, 4.50%, 12/01/50	1,810	1,304,967
Longs Peak Metropolitan District, GO, 5.25%, 12/01/51(b)	5,000	4,221,336
Loretto Heights Community Authority, RB, 4.88%, 12/01/51	2,640	2,037,527
North Holly Metropolitan District, GO, Series A, 5.50%, 12/01/48	760	730,894
Palisade Metropolitan District No. 2, GO, Subordinate, 7.25%, 12/15/49	2,825	2,582,260
Palisade Park West Metropolitan District, GO, Series A, 5.13%, 12/01/49	1,500	1,282,639
Pomponio Terrace Metropolitan District, GO, Series A, 5.00%, 12/01/49	1,450	1,355,791
Prairie Farm Metropolitan District, GO, Series A, 5.25%, 12/01/48	1,240	1,157,488
Pronghorn Valley Metropolitan District, GO, Series A, 4.00%, 12/01/51	1,300	999,612
Pueblo Urban Renewal Authority, TA, 4.75%, 12/01/45(b)	3,045	1,651,224
Reunion Metropolitan District, RB, Series A, 3.63%, 12/01/44	1,516	1,125,921
Sky Ranch Community Authority Board, RB, Series A, 5.75%, 12/01/52	1,500	1,479,987
Southlands Metropolitan District No. 1, Refunding GO
Series A-1, 5.00%, 12/01/37	1,115	1,102,285
Series A-1, 5.00%, 12/01/47	3,990	3,755,280

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colorado (continued)
Sterling Ranch Community Authority Board, RB, Series B, Subordinate, 7.13%, 12/15/50	$741	$706,900
Thompson Crossing Metropolitan District No. 4, Refunding GO
5.00%, 12/01/39	1,400	1,323,883
5.00%, 12/01/49	1,480	1,328,003
Timberleaf Metropolitan District, GO, Series A, 5.75%, 12/01/50	1,730	1,615,142
Waters’ Edge Metropolitan District No. 2, GO, 5.00%, 12/01/51	2,595	2,145,928
Westcreek Metropolitan District No. 2, GO, Series A, 5.38%, 12/01/48	800	756,079
Wild Plum Metropolitan District, GO, Series A, 5.00%, 12/01/24(c)	595	618,331

		84,203,239

Connecticut — 0.5%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing
Series C-2, AMT, 2.00%, 05/15/30	125	113,251
Series C-2, AMT, 2.05%, 11/15/30	500	450,162
Series C-2, AMT, 2.15%, 11/15/31	400	355,725
Connecticut State Health & Educational Facilities Authority, RB(b)
Series A, 5.00%, 01/01/45	825	760,193
Series A, 5.00%, 01/01/55	1,100	964,264
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(b)	3,735	3,742,391
Mohegan Tribe of Indians of Connecticut, RB, Series A, AMT, 6.75%, 02/01/45(b)	963	964,135
Mohegan Tribe of Indians of Connecticut, Refunding RB, Series C, 6.25%, 02/01/30(b)	2,045	2,121,452

		9,471,573

Delaware — 0.3%
Affordable Housing Opportunities Trust, RB, Series AH-01, Class B, 6.88%, 05/01/39(b)(f)	3,639	3,226,082
County of Kent Delaware, RB, Series A, 5.00%, 07/01/58	1,500	1,333,384

		4,559,466

District of Columbia — 1.7%
District of Columbia Tobacco Settlement Financing Corp., RB(d)
Series A, 0.00%, 06/15/46	40,740	9,102,171
Series B, 0.00%, 06/15/46	43,620	8,711,612
Series C, 0.00%, 06/15/55	88,900	7,885,697
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, 6.75%, 05/15/40	385	395,443
District of Columbia, RB, Series A, AMT, 5.50%, 02/28/37	880	960,323
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB
Series B, 2nd Lien, (AGC), 0.00%, 10/01/30(d)	3,005	2,389,612
Series B, Subordinate, 4.00%, 10/01/49	2,170	2,005,822

		31,450,680

Florida — 11.2%
Artisan Lakes East Community Development District, SAB
Series 2021-1, 3.13%, 05/01/41	475	360,962
Series 2021-1, 4.00%, 05/01/51	450	353,855
Series 2021-2, 3.13%, 05/01/41(b)	510	387,560

Security	Par (000)	Value

Florida (continued)
Artisan Lakes East Community Development District, SAB (continued)
Series 2021-2, 4.00%, 05/01/52(b)	$550	$430,120
Avenir Community Development District, SAB, 5.63%, 05/01/54	1,940	1,863,642
Babcock Ranch Community Independent Special District, SAB
Series 2022, 5.00%, 05/01/42	1,570	1,506,010
Series 2022, 5.00%, 05/01/53	1,175	1,059,972
Boggy Branch Community Development District, SAB, 4.00%, 05/01/51	1,365	1,073,360
Boggy Creek Improvement District, Refunding SAB, Series 2013, 5.13%, 05/01/43	1,135	1,113,226
Brevard County Health Facilities Authority, Refunding RB
4.00%, 11/15/45(b)	4,040	3,359,260
4.00%, 11/15/55(b)	5,960	4,605,387
Series A, 5.00%, 04/01/52	10,000	10,516,630
Buckhead Trails Community Development District, SAB
Series 2022, 5.63%, 05/01/42	740	754,599
Series 2022, 5.75%, 05/01/52	495	495,220
Capital Region Community Development District, Refunding SAB, Series A-1, 5.13%, 05/01/39	2,280	2,282,469
Capital Trust Agency, Inc., RB
4.50%, 01/01/35(b)	2,250	1,970,822
5.00%, 01/01/55(b)	6,820	5,214,715
4.88%, 06/15/56(b)	6,670	5,453,245
Series A, 5.00%, 06/15/49(b)	500	411,058
Series A, 5.00%, 12/15/49	300	294,497
Series A, 5.75%, 06/01/54(b)	1,925	1,667,160
Series A, 5.00%, 12/15/54	260	254,866
Series B, 0.00%, 01/01/35(d)	3,365	1,498,838
Series B, 0.00%, 01/01/60(d)	64,500	3,818,142
Capital Trust Agency, Inc., RB, CAB, 0.00%, 07/01/61(b)(d)	107,770	6,950,734
Celebration Pointe Community Development District No. 1, SAB
4.75%, 05/01/24	85	85,117
5.00%, 05/01/34	1,180	1,171,742
Charles Cove Community Development District, SAB
3.25%, 05/01/25	255	251,446
3.75%, 05/01/30	360	342,152
4.25%, 05/01/40	975	858,170
4.38%, 05/01/50	1,505	1,231,149
Charlotte County Industrial Development Authority, RB(b)
AMT, 5.00%, 10/01/34	530	523,941
AMT, 5.00%, 10/01/49	2,510	2,342,257
AMT, 4.00%, 10/01/51	3,150	2,429,664
City of Tallahassee Florida, RB, Series A, 5.00%, 12/01/55	2,600	2,616,604
Collier County Health Facilities Authority, RB, Series A, 5.00%, 05/01/48	2,090	2,101,829
Collier County Industrial Development Authority, Refunding RB, Series A, 8.13%, 05/15/44(b)(g)(h)	370	217,116
County of Lake Florida, RB(b)
5.00%, 01/15/39	550	532,469
5.00%, 01/15/49	825	753,223
County of Osceola Florida Transportation Revenue, Refunding RB, Series A-1, 4.00%, 10/01/54	2,500	2,096,905

3

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(d)
Series A-2, 0.00%, 10/01/49	$1,770	$406,385
Series A-2, 0.00%, 10/01/51	5,125	1,043,142
Series A-2, 0.00%, 10/01/52	4,800	920,112
Series A-2, 0.00%, 10/01/54	2,125	360,755
County of Palm Beach Florida, RB, 5.00%, 04/01/51(b)	540	482,284
Elevation Pointe Community Development District, SAB
Series A-1, 4.40%, 05/01/42	700	629,931
Series A-1, 4.60%, 05/01/52	1,090	946,642
Series A-2, 4.40%, 05/01/32	2,200	2,093,722
Escambia County Health Facilities Authority, Refunding RB, 4.00%, 08/15/45	6,530	5,841,078
Florida Development Finance Corp., RB
5.00%, 06/15/41(b)	1,245	1,155,486
5.00%, 06/15/51(b)	1,190	1,045,484
5.25%, 06/01/55(b)	2,830	2,417,955
6.50%, 06/30/57(b)	1,515	1,515,565
Series A, 5.75%, 06/15/29(b)	695	697,214
Series A, 6.00%, 06/15/34(b)	835	838,610
Series A, 6.13%, 06/15/44(b)	3,185	3,127,625
Series A, 4.00%, 06/15/52	2,875	2,253,169
Series A, 5.00%, 06/15/56	1,525	1,425,343
Series A, 5.13%, 06/15/55(b)	10,455	8,839,514
Series B, 4.50%, 12/15/56(b)	5,945	4,649,656
Series C, 5.75%, 12/15/56(b)	2,030	1,757,300
AMT, 5.00%, 05/01/29(b)	3,550	3,317,968
AMT, 3.00%, 06/01/32	665	510,026
Florida Development Finance Corp., Refunding RB(b)
2.38%, 06/01/27	395	348,814
4.00%, 06/01/46	1,700	1,261,913
Class A, 4.00%, 06/01/36	2,110	1,767,064
Class A, 4.00%, 06/01/55	2,750	1,878,907
Gracewater Sarasota Community Development District, SAB, 4.00%, 05/01/52	1,000	782,036
Grand Oaks Community Development District, SAB
4.25%, 05/01/40	915	860,658
4.50%, 05/01/52	1,015	911,899
Greater Orlando Aviation Authority, Refunding RB, AMT, 5.00%, 11/15/36	2,000	2,000,952
Greeneway Improvement District, SAB, 5.13%, 05/01/43(b)	915	885,061
Hills of Minneola Community Development District, SAB(b)
4.00%, 05/01/40	1,025	887,239
4.00%, 05/01/50	1,500	1,168,783
Lakewood Ranch Stewardship District, SAB
4.25%, 05/01/25	55	54,873
4.25%, 05/01/26	125	124,652
4.95%, 05/01/29(b)	580	589,623
2.70%, 05/01/31	205	183,247
4.88%, 05/01/35	265	261,915
3.75%, 05/01/39(b)	570	487,442
5.50%, 05/01/39(b)	530	541,797
3.75%, 05/01/40	525	442,802
3.00%, 05/01/41	155	115,520
4.88%, 05/01/45	530	494,034
5.13%, 05/01/46	835	792,681
5.65%, 05/01/48(b)	875	885,954

Security	Par (000)	Value

Florida (continued)
Lakewood Ranch Stewardship District, SAB (continued)
4.00%, 05/01/49(b)	$355	$283,568
3.90%, 05/01/50	525	405,318
4.00%, 05/01/52	685	535,621
Series 1A, 3.90%, 05/01/23	100	99,965
Series 1A, 4.25%, 05/01/28	535	531,513
Series 1A, 5.00%, 05/01/38	1,175	1,167,387
Series 1A, 5.10%, 05/01/48	2,545	2,438,456
Series 1B, 4.75%, 05/01/29	955	961,647
Series 1B, 5.30%, 05/01/39	1,090	1,101,581
Series 1B, 5.45%, 05/01/48	1,930	1,934,202
Laurel Road Community Development District, SAB
Series A-1, 2.60%, 05/01/26	185	180,072
Series A-1, 3.00%, 05/01/31	250	227,437
Series A-1, 3.25%, 05/01/41	1,010	782,213
Series A-1, 4.00%, 05/01/52	1,155	903,252
Series A-2, 3.13%, 05/01/31	1,695	1,493,748
Miami Beach Health Facilities Authority, RB, 3.00%, 11/15/51	4,710	3,204,020
Miami-Dade County Industrial Development Authority, RB, 5.00%, 01/15/48	1,405	1,383,822
Midtown Miami Community Development District, Refunding SAB
Series A, 5.00%, 05/01/29	1,745	1,745,230
Series A, 5.00%, 05/01/37	890	887,269
Mirada II Community Development District, SAB
3.13%, 05/01/31	500	456,117
4.00%, 05/01/51	1,500	1,151,910
North River Ranch Community Development District, SAB
Series A-1, 4.00%, 05/01/40	845	720,253
Series A-1, 4.25%, 05/01/51	1,430	1,136,521
Series A-2, 4.20%, 05/01/35	1,000	882,314
Series A-3, 4.75%, 05/01/40	1,615	1,615,094
Orange County Health Facilities Authority, RB, 4.00%, 10/01/52	4,310	3,965,282
Pinellas County Industrial Development Authority, RB, 5.00%, 07/01/39	220	219,855
Poitras East Community Development District, SAB
5.00%, 05/01/43	460	450,507
5.25%, 05/01/52	1,650	1,609,389
Sandridge Community Development District, SAB
Series A1, 3.88%, 05/01/41	615	514,462
Series A1, 4.00%, 05/01/51	600	460,764
Sawyers Landing Community Development District, SAB
4.13%, 05/01/41	530	450,091
4.25%, 05/01/53	3,520	2,755,044
Seminole County Industrial Development Authority, Refunding RB, 5.75%, 11/15/54	2,420	2,033,151
Somerset Community Development District, Refunding SAB
4.00%, 05/01/32	515	510,412
4.20%, 05/01/37	665	611,055
South Broward Hospital District, RB, Series A, 3.00%, 05/01/51	4,205	3,136,787
Southern Groves Community Development District No. 5, SAB
3.38%, 05/01/25	100	99,431
4.00%, 05/01/30	175	173,518

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Southern Groves Community Development District No. 5, SAB (continued)
4.30%, 05/01/40	$825	$795,448
4.50%, 05/01/46	600	570,249
Tolomato Community Development District, Refunding SAB
Series 2015-2, 6.61%, 11/01/24(e)	125	113,129
Series A-2, 4.25%, 05/01/37	910	850,458
Tolomato Community Development District, SAB, Series 2015-3, 6.61%, 05/01/40(g)(h)	135	1
Trout Creek Community Development District, SAB
5.38%, 05/01/38	670	676,370
5.50%, 05/01/49	1,695	1,669,078
V-Dana Community Development District, SAB(b)
Series 1, Class AR, 3.00%, 05/01/25	155	152,713
Series 1, Class AR, 3.50%, 05/01/31	525	493,043
Series 1, Class AR, 4.00%, 05/01/40	750	648,865
Series 1, Class AR, 4.00%, 05/01/51	1,200	940,576
Viera East Community Development District, Refunding SAB, 5.00%, 05/01/26	490	490,502
Viera Stewardship District, SAB, Series 2021, 4.00%, 05/01/53	1,710	1,330,428
Village Community Development District No. 14, SAB
5.38%, 05/01/42	3,365	3,378,473
5.50%, 05/01/53	2,510	2,449,660
West Villages Improvement District, SAB
4.25%, 05/01/29	400	394,460
4.75%, 05/01/39	885	842,305
5.00%, 05/01/50	1,415	1,290,613
Windward at Lakewood Ranch Community Development District, SAB
3.25%, 05/01/27	525	513,151
3.63%, 05/01/32	835	776,823
4.00%, 05/01/42	730	621,969
4.25%, 05/01/52	880	719,888

		202,189,445

Georgia — 2.5%
Atlanta Urban Redevelopment Agency, RB, 3.88%, 07/01/51(b)	2,805	2,215,838
Dalton Whitfield County Joint Development Authority, RB, 4.00%, 08/15/48	3,135	2,899,091
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	875	780,433
Gainesville & Hall County Hospital Authority, Refunding RB, Series A, (GTD), 5.50%, 02/15/25(c)	555	585,189
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/35	1,020	1,072,143
Series A, 5.00%, 05/15/36	1,020	1,059,975
Series A, 5.00%, 05/15/37	1,120	1,153,954
Series A, 5.00%, 05/15/38	615	628,095
Series A, 5.00%, 05/15/49	2,055	2,067,764
Series B, 5.00%, 12/01/52	18,800	19,452,528
Municipal Electric Authority of Georgia, RB
4.00%, 01/01/49	4,150	3,705,763
Series A, 5.00%, 01/01/49	5,235	5,341,380

Security	Par (000)	Value

Georgia (continued)
Municipal Electric Authority of Georgia, RB (continued)
Series A, 5.00%, 07/01/52	$2,765	$2,840,108
Series A, 5.00%, 01/01/59	525	529,991

		44,332,252

Idaho — 0.5%
Idaho Health Facilities Authority, Refunding RB
3.50%, 09/01/33	375	335,666
5.00%, 09/01/37	1,000	1,014,647
Idaho Housing & Finance Association, RB
5.00%, 12/01/46(b)	1,000	999,183
5.00%, 08/15/47	3,215	3,556,369
Series A, 6.00%, 07/01/39(b)	370	378,227
Series A, 6.00%, 07/01/49(b)	595	599,229
Series A, 6.00%, 07/01/54(b)	570	572,196
Series A, 6.95%, 06/15/55(b)	1,540	1,638,238
Power County Industrial Development Corp., RB, AMT, 6.45%, 08/01/32	265	265,437

		9,359,192

Illinois — 4.0%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/40	3,015	3,032,577
Series A, 5.00%, 12/01/47	4,095	4,003,776
Series D, 5.00%, 12/01/46	1,010	991,049
Series H, 5.00%, 12/01/46	725	711,397
Chicago Board of Education, Refunding GO
Series B, 4.00%, 12/01/35	1,155	1,097,997
Series B, 4.00%, 12/01/41	4,905	4,340,140
Series C, 5.00%, 12/01/30	1,370	1,420,467
Series D, 5.00%, 12/01/31	1,500	1,553,193
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 2nd Lien, 5.00%, 12/01/57	5,550	5,691,581
City of Chicago Illinois, Refunding GO, Series B, 4.00%, 01/01/37	6,469	6,112,882
Illinois Finance Authority, Refunding RB
6.00%, 02/01/34	335	337,888
6.13%, 02/01/45	790	795,287
5.00%, 05/15/56	815	646,718
Series A, 3.00%, 08/15/48	6,350	4,820,006
Series C, 5.00%, 02/15/41	3,000	3,117,858
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 01/01/46	5,715	6,166,405
Metropolitan Pier & Exposition Authority, RB, Series A, 5.00%, 06/15/57	4,555	4,595,685
Metropolitan Pier & Exposition Authority, Refunding RB, 4.00%, 06/15/50	9,695	8,309,953
State of Illinois, GO
5.50%, 05/01/30	1,235	1,391,430
5.00%, 02/01/39	510	513,397
5.50%, 05/01/39	2,460	2,683,585
Series A, 5.00%, 04/01/35	1,460	1,462,105
Series A, 5.00%, 04/01/38	2,190	2,193,186
Series A, 4.00%, 03/01/39	5,595	5,490,351
Series A, 4.00%, 03/01/40	1,000	969,853

		72,448,766

5

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Indiana — 0.6%
City of Valparaiso Indiana, RB
AMT, 6.75%, 01/01/34	$525	$535,027
AMT, 7.00%, 01/01/44	1,270	1,291,312
City of Vincennes Indiana, Refunding RB, 6.25%, 01/01/29(b)(g)(h)	2,325	2,069,250
Indiana Finance Authority, RB
Series A, AMT, 5.00%, 07/01/23(c)	370	371,705
Series A, AMT, 6.75%, 05/01/39	2,785	3,156,511
Indiana Housing & Community Development Authority, RB, 5.38%, 10/01/40(b)	3,175	2,651,452

		10,075,257

Iowa — 0.2%
Iowa Finance Authority, RB, Series A, 5.00%, 05/15/48	2,360	1,737,434
Iowa Higher Education Loan Authority, Refunding RB, 5.50%, 11/01/51	1,000	961,872
Iowa Tobacco Settlement Authority, Refunding RB, CAB, Series B2, Subordinate, 0.00%, 06/01/65(d)	15,710	1,670,900

		4,370,206

Kansas — 0.2%
City of Prairie Village Kansas, Refunding TA
2.88%, 04/01/30	625	555,211
3.13%, 04/01/36	1,000	833,154
City of Shawnee Kansas, RB(b)
5.00%, 08/01/41	770	740,515
5.00%, 08/01/56	1,900	1,688,861

		3,817,741

Kentucky — 1.2%
City of Hazard Kentucky, Refunding RB, 3.00%, 07/01/46	2,500	1,875,287
City of Henderson Kentucky, RB(b)
Series A, AMT, 4.70%, 01/01/52	2,435	2,202,044
Series B, AMT, 4.70%, 01/01/52	6,000	5,425,524
Kentucky Economic Development Finance Authority, Refunding RB, CAB, Series B, (NPFGC), 0.00%, 10/01/24(d)	250	239,299
Kentucky Public Energy Authority, RB, Series C, 4.00%, 02/01/50(a)	9,000	8,878,932
Kentucky Public Transportation Infrastructure Authority, RB, Series A, 6.00%, 07/01/23(c)	3,000	3,023,406

		21,644,492

Louisiana(b) — 0.8%
Juban Crossing Economic Development District, Refunding RB, Series C, 7.00%, 09/15/44	2,945	2,717,410
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, 5.00%, 07/01/54	1,990	1,797,529
Louisiana Public Facilities Authority, RB
Series A, 5.00%, 06/01/41	990	914,365
Series A, 5.00%, 04/01/49	500	427,363
Series A, 5.25%, 06/01/51	1,830	1,636,822
Series A, 5.25%, 06/01/60	3,385	2,946,318
Series A, 6.50%, 06/01/62	855	873,871
Parish of St. James Louisiana, RB, 2nd Series, 6.35%, 07/01/40	3,160	3,348,263

		14,661,941

Security	Par (000)	Value

Maine — 0.1%
Finance Authority of Maine, RB, AMT, 8.00%, 12/01/51(b)	$4,050	$2,349,000

Maryland — 2.1%
City of Baltimore Maryland, RB
4.88%, 06/01/42	260	250,827
5.00%, 06/01/51	780	734,341
City of Baltimore Maryland, Refunding RB
5.00%, 09/01/46	1,500	1,397,568
Series A, 4.00%, 09/01/27	325	320,649
County of Frederick Maryland, Refunding TA, 4.63%, 07/01/43(b)	4,890	4,707,207
Maryland Economic Development Corp., RB
5.00%, 07/01/56	985	994,998
Class B, AMT, 5.25%, 06/30/55	4,760	4,865,815
Maryland Economic Development Corp., TA, 4.00%, 09/01/50	605	495,790
Maryland Health & Higher Educational Facilities Authority, RB
Series A, 7.00%, 03/01/55(b)	8,165	8,560,643
Series B, 4.00%, 04/15/50	15,000	14,171,670
Montgomery County Housing Opportunities Commission, RB, M/F Housing, Series C, 2.85%, 01/01/51	1,855	1,363,774

		37,863,282

Massachusetts — 0.8%
Massachusetts Development Finance Agency, RB, Series D, 4.00%, 07/01/45	715	659,000
Massachusetts Development Finance Agency, Refunding RB(b)
4.00%, 10/01/32	355	337,574
4.13%, 10/01/42	855	778,013
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/51	11,915	12,536,093

		14,310,680

Michigan — 0.4%
Advanced Technology Academy, Refunding RB
3.50%, 11/01/24	125	123,001
5.00%, 11/01/44	160	148,856
City of Detroit Michigan, GO
5.00%, 04/01/34	485	501,668
5.00%, 04/01/35	485	500,030
5.00%, 04/01/36	340	349,306
5.00%, 04/01/37	545	558,027
5.00%, 04/01/38	240	244,910
Grand Traverse County Hospital Finance Authority, Refunding RB, 3.00%, 07/01/51	2,000	1,402,604
Michigan State Building Authority, Refunding RB, 4.00%, 10/15/52	670	647,408
Michigan Strategic Fund, RB
5.00%, 11/15/42	280	260,748
AMT, 5.00%, 12/31/43	2,030	2,063,424

		6,799,982

Minnesota — 0.7%
City of Cologne Minnesota, RB, Series A, 5.00%, 07/01/45	2,065	1,895,267
City of Deephaven Minnesota, Refunding RB, Series A, 5.25%, 07/01/40	500	501,282

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Minnesota (continued)
City of Minneapolis Minnesota, RB
Series A, 5.00%, 07/01/55	$1,405	$1,144,947
Series A, 5.75%, 07/01/55	3,435	3,426,097
Duluth Economic Development Authority, Refunding RB
Series A, 4.25%, 02/15/48	1,925	1,798,959
Series A, 5.25%, 02/15/53	1,060	1,090,651
Series A, 5.25%, 02/15/58	2,790	2,870,857

		12,728,060

Mississippi — 0.3%
Mississippi Home Corp., Refunding RB, S/F Housing, Series B, (FHLMC, FNMA, GNMA), 2.10%, 12/01/41	8,025	5,934,126

Missouri — 0.4%
Industrial Development Authority of the City of St Louis Missouri, Refunding RB
Series A, 4.38%, 11/15/35	1,020	823,904
Series A, 4.75%, 11/15/47	1,135	857,797
Kansas City Industrial Development Authority, RB, Series C, 7.50%, 11/15/46	425	338,307
Kansas City Industrial Development Authority, Refunding RB
Class B, 5.00%, 11/15/46	772	591,597
Class D, 2.00%, 11/15/46	345	15,187
Kansas City Land Clearance Redevelopment Authority, TA(b)
Series B, 4.38%, 02/01/31	3,105	2,729,767
Series B, 5.00%, 02/01/40	1,240	1,032,573
Plaza at Noah’s Ark Community Improvement District, Refunding RB
3.00%, 05/01/25	350	339,033
3.00%, 05/01/26	275	261,985
3.00%, 05/01/30	225	203,263
3.13%, 05/01/35	750	621,384

		7,814,797

Nebraska — 0.5%
Central Plains Energy Project, RB, Series 1, 5.00%, 05/01/53	9,315	9,681,154

Nevada — 0.2%
City of Las Vegas Nevada Special Improvement District No. 815, SAB, 5.00%, 12/01/49	810	771,181
Tahoe-Douglas Visitors Authority, RB
5.00%, 07/01/40	1,490	1,512,803
5.00%, 07/01/45	1,460	1,461,604

		3,745,588

New Hampshire — 0.7%
New Hampshire Business Finance Authority, RB
Series A, 4.13%, 08/15/40	1,435	1,267,833
Series A, 4.25%, 08/15/46	1,610	1,369,799
Series A, 4.50%, 08/15/55	3,350	2,855,610
New Hampshire Business Finance Authority, Refunding RB(b)
Series B, 4.63%, 11/01/42	4,650	4,260,121
Series C, AMT, 4.88%, 11/01/42	2,515	2,296,620

		12,049,983

Security	Par (000)	Value

New Jersey — 2.8%
Industrial Pollution Control Financing Authority of Gloucester County, Refunding RB, Series A, AMT, 5.00%, 12/01/24(i)	$620	$630,867
New Jersey Economic Development Authority, RB
5.00%, 12/15/28(c)	2,060	2,369,840
5.00%, 06/15/43	3,490	3,649,126
6.00%, 10/01/43	970	982,508
Class A, 5.25%, 11/01/47	7,835	8,464,621
Series A, 5.00%, 07/01/32	235	235,433
Series A, 5.00%, 07/01/37	375	371,768
Series A, 5.25%, 11/01/54(b)	3,955	3,460,376
Series B, 5.00%, 06/15/43	3,755	3,926,209
AMT, 5.38%, 01/01/43	1,360	1,367,216
Series B, AMT, 6.50%, 04/01/31	2,405	2,568,069
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/51	11,160	10,593,809
New Jersey Higher Education Student Assistance Authority, RB, Series C, AMT, 3.25%, 12/01/51	1,700	1,239,839
New Jersey Transportation Trust Fund Authority, RB
Series AA, 5.25%, 06/15/41	1,265	1,299,197
Series AA, 4.00%, 06/15/50	5,000	4,693,925
Series S, 5.25%, 06/15/43	4,095	4,338,165

		50,190,968

New York — 7.6%
Albany Capital Resource Corp., Refunding RB, 4.00%, 07/01/41	3,750	2,677,680
Build NYC Resource Corp., RB, Series A, 5.00%, 07/01/32	2,255	2,102,656
Build NYC Resource Corp., Refunding RB, AMT, 5.00%, 01/01/35(b)	1,215	1,260,524
City of New York New York, GO, Series A-1, 4.00%, 09/01/46	3,825	3,667,253
Huntington Local Development Corp., RB, Series A, 5.25%, 07/01/56	585	473,594
Metropolitan Transportation Authority, Refunding RB
Series C-1, 4.75%, 11/15/45	4,115	4,160,261
Series C-1, 5.00%, 11/15/50	1,340	1,379,064
New York City Housing Development Corp., RB, M/F Housing
Series C-1A, 4.15%, 11/01/39	3,105	3,011,834
Series C-1A, 4.20%, 11/01/44	5,690	5,562,077
Series C-1A, 4.30%, 11/01/47	4,655	4,415,272
New York City Industrial Development Agency, Refunding RB, Series A, (AGM), 3.00%, 01/01/40	605	491,188
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series F-1, Subordinate, 5.00%, 02/01/51	4,495	4,868,445
New York Liberty Development Corp., Refunding RB, Series 1, 2.75%, 02/15/44	14,320	10,843,777
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/55	3,425	3,316,941
New York State Dormitory Authority, Refunding RB, Series A, 4.00%, 03/15/48	3,700	3,595,131
New York State Housing Finance Agency, RB, M/F Housing, Series J-1, 2.65%, 11/01/46	3,935	2,762,512
New York State Urban Development Corp., RB
Series A, 4.00%, 03/15/46	13,000	12,621,661
Series A, 4.00%, 03/15/49	4,955	4,793,085
New York State Urban Development Corp., Refunding RB, 4.00%, 03/15/49	5,725	5,505,555

7

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York Transportation Development Corp., ARB
AMT, 5.00%, 12/01/35	$10,000	$10,794,150
AMT, 4.00%, 01/01/36	5,000	4,727,030
Series A, AMT, 5.00%, 07/01/46	3,000	3,002,007
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	3,845	3,963,111
AMT, 4.00%, 04/30/53	3,365	2,846,871
New York Transportation Development Corp., Refunding ARB, AMT, 5.38%, 08/01/36	3,665	3,692,268
New York Transportation Development Corp., Refunding RB, 4.00%, 12/01/40	3,000	2,930,256
Niagara Area Development Corp., Refunding RB, Series A, AMT, 4.75%, 11/01/42(b)	530	448,730
Port Authority of New York & New Jersey, Refunding ARB, Series 223, AMT, 4.00%, 07/15/61	15,000	13,970,340
State of New York Mortgage Agency, RB, S/F Housing, Series 239, (SONYMA), 2.60%, 10/01/44	4,040	2,951,689
Westchester County Healthcare Corp., RB, Series A, Senior Lien, 5.00%, 11/01/44	1,259	1,270,833
Westchester County Local Development Corp., Refunding RB
5.00%, 07/01/41(b)	240	195,705
5.00%, 07/01/56(b)	5,265	3,855,396
Series A, 5.13%, 07/01/55	1,100	874,400
Westchester Tobacco Asset Securitization Corp., Refunding RB
Sub-Series C, 4.00%, 06/01/42	740	724,935
Sub-Series C, 5.13%, 06/01/51	2,000	2,010,384

		135,766,615

North Carolina — 0.2%
North Carolina Turnpike Authority, RB, Senior Lien, 4.00%, 01/01/55	3,000	2,770,062

North Dakota — 0.3%
County of Cass North Dakota, Refunding RB, Series B, 5.25%, 02/15/58	1,785	1,832,417
University of North Dakota, COP, Series A, (AGM), 2.50%, 06/01/54	6,200	3,599,999

		5,432,416

Ohio — 2.9%
American Municipal Power, Inc., Refunding RB, 4.00%, 02/15/37	2,750	2,763,423
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	26,665	24,015,939
Cleveland-Cuyahoga County Port Authority, Refunding TA(b)
4.50%, 12/01/55	1,190	1,011,982
Class A, 4.00%, 12/01/55	925	781,928
County of Hamilton Ohio, Refunding RB, Series C, 5.00%, 01/01/46	1,435	1,283,150
County of Hardin Ohio, Refunding RB 5.00%, 05/01/30	620	594,364
5.25%, 05/01/40	615	566,964
5.50%, 05/01/50	2,895	2,575,320
Hickory Chase Community Authority, Refunding RB, 5.00%, 12/01/40(b)	3,905	3,598,387

Security	Par (000)	Value

Ohio (continued)
Jefferson County Port Authority, RB, AMT, 3.50%, 12/01/51(b)	$4,125	$2,910,344
Ohio Air Quality Development Authority, RB, AMT, 5.00%, 07/01/49(b)	4,700	4,218,236
Ohio Higher Educational Facility Commission, Refunding RB, 4.00%, 10/01/47	3,500	3,006,178
Port of Greater Cincinnati Development Authority, RB, 4.25%, 12/01/50(b)	1,100	842,949
Southern Ohio Port Authority, RB, Series A, AMT, 7.00%, 12/01/42(b)	5,980	4,780,597

		52,949,761

Oklahoma — 1.7%
Norman Regional Hospital Authority, RB, 4.00%, 09/01/45	3,565	3,033,259
Oklahoma Development Finance Authority, RB 7.25%, 09/01/51(b)	14,390	15,116,134
Series A-2, 7.25%, 09/01/51(b)	1,920	2,016,885
Series B, 5.00%, 08/15/38	4,585	4,253,500
Series B, 5.25%, 08/15/48	850	768,313
Series B, 5.50%, 08/15/52	3,280	3,012,962
Tulsa Authority for Economic Opportunity, TA, 4.38%, 12/01/41(b)	1,165	958,830
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/37	1,050	1,052,001

		30,211,884

Oregon(b) — 0.1%
Oregon State Facilities Authority, RB
Series A, 5.00%, 06/15/49	915	836,091
Series A, 5.25%, 06/15/55	505	465,638

		1,301,729

Pennsylvania — 2.0%
Bucks County Industrial Development Authority, RB
4.00%, 07/01/46	275	218,451
4.00%, 07/01/51	200	153,075
East Hempfield Township Industrial Development Authority, RB, 5.00%, 07/01/24(c)	2,750	2,826,248
Montgomery County Higher Education and Health Authority, Refunding RB, Series A, 4.00%, 09/01/49	880	817,417
Montgomery County Industrial Development Authority, Refunding RB, 5.00%, 12/01/46	1,470	1,451,557
Northampton County Industrial Development Authority, TA, 7.00%, 07/01/32	980	982,758
Pennsylvania Economic Development Financing Authority, RB
Series A-1, 4.00%, 04/15/50	11,000	10,127,337
AMT, 5.00%, 06/30/42	895	896,566
AMT, 5.75%, 06/30/48	2,890	3,124,194
AMT, 5.25%, 06/30/53	4,830	4,902,827
Pennsylvania Economic Development Financing Authority, Refunding RB
Series A, 4.00%, 02/15/40	3,520	3,458,836
Series A, 4.00%, 02/15/52	2,250	2,059,015
AMT, 5.50%, 11/01/44	5,390	5,396,193

		36,414,474

Puerto Rico — 12.3%
Children’s Trust Fund, RB, Series A, 0.00%, 05/15/57(d)	135,505	8,512,153

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Puerto Rico (continued)
Children’s Trust Fund, Refunding RB, Series B, 0.00%, 05/15/55(d)	$2,000		$203,598
Commonwealth of Puerto Rico, GO
0.00%, 11/01/43(a)	14,814		6,450,480
0.00%, 11/01/51(a)	58,291		21,919,039
Series A1, Restructured, 5.38%, 07/01/25	—	(j)	3
Series A1, Restructured, 5.63%, 07/01/29	11,002		11,442,000
Series A1, Restructured, 5.75%, 07/01/31	5,352		5,621,740
Series A1, Restructured, 4.00%, 07/01/33	1,849		1,659,394
Series A1, Restructured, 4.00%, 07/01/35	1,662		1,446,155
Series A1, Restructured, 4.00%, 07/01/37	4,281		3,625,691
Series A1, Restructured, 4.00%, 07/01/41	3,879		3,144,546
Series A1, Restructured, 4.00%, 07/01/46	3,477		2,708,986
Commonwealth of Puerto Rico, GO, CAB, Series A, Restructured, 0.00%, 07/01/33(d)	2,379		1,351,070
Commonwealth of Puerto Rico, RB, 0.00%, 11/01/51(a)	763		242,987
PRIFA Custodial Trust, RB, Series 2005, 0.00%, 03/15/49	3,300		1,023,366
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB, Series A, AMT, 4.00%, 07/01/42(b)	1,075		905,303
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB(b)
Series A, 5.00%, 07/01/33	3,530		3,515,891
Series A, 5.00%, 07/01/37	3,455		3,399,191
Series B, 5.00%, 07/01/28	4,465		4,492,424
Series B, 5.00%, 07/01/29	3,265		3,276,966
Series B, 4.00%, 07/01/42	5,000		4,223,690
Puerto Rico Electric Power Authority, RB
0.00%, 01/01/20(a)(g)(h)	4,430		3,959,253
3rd Series, 5.40%, 01/01/20(a)(g)(h)	208		150,375
Series A, 7.25%, 07/01/30	250		181,020
Series A, 7.00%, 07/01/33(g)(h)	8,735		6,324,848
Series A, 7.00%, 07/01/40	1,000		724,081
Series A, 5.00%, 07/01/42(g)(h)	2,315		1,652,783
Series A, 5.05%, 07/01/42(g)(h)	1,080		771,061
Series A, 7.00%, 07/01/43(g)(h)	775		561,163
Series A-1, 10.00%, 07/01/19	230		166,692
Series A-2, 10.00%, 07/01/19(g)(h)	1,161		840,968
Series A-3, 10.00%, 07/01/19(g)(h)	748		541,372
Series B-3, 10.00%, 07/01/19(g)(h)	748		541,372
Series C-1, 5.40%, 01/01/18(g)(h)	2,054		1,487,390
Series C-2, 5.40%, 07/01/18(g)(h)	2,054		1,487,630
Series C-4, 5.40%, 07/01/20(g)(h)	208		150,375
Series CCC, 5.00%, 07/01/22	715		510,471
Series CCC, 5.00%, 07/01/25	620		442,646
Series CCC, 5.25%, 07/01/26(g)(h)	590		421,228
Series CCC, 5.25%, 07/01/28(g)(h)	1,945		1,388,623
Series D-1, 7.50%, 01/01/20(g)(h)	2,332		1,688,723
Series TT, 5.00%, 07/01/18(g)(h)	900		642,550
Series TT, 5.00%, 07/01/25(g)(h)	3,270		2,334,600
Series TT, 5.00%, 07/01/26(g)(h)	455		324,845
Series WW, 5.50%, 07/01/17(g)(h)	475		339,124
Series WW, 5.50%, 07/01/18(g)(h)	415		296,287
Series WW, 5.50%, 07/01/19(g)(h)	335		239,172
Series WW, 5.38%, 07/01/22(g)(h)	4,500		3,212,752
Series WW, 5.38%, 07/01/24(g)(h)	815		581,865
Series WW, 5.25%, 07/01/25	1,940		1,385,053
Series WW, 5.25%, 07/01/33(g)(h)	315		224,893
Series WW, 5.50%, 07/01/38(g)(h)	415		296,287

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Electric Power Authority, RB (continued)
Series XX, 5.25%, 07/01/27(g)(h)	$230	$164,207
Series XX, 5.25%, 07/01/35(g)(h)	705	503,331
Series XX, 5.75%, 07/01/36(g)(h)	2,870	2,049,022
Series XX, 5.25%, 07/01/40(g)(h)	8,385	5,986,429
Series A, AMT, 6.75%, 07/01/36(g)(h)	5,830	4,221,392
Puerto Rico Electric Power Authority, Refunding RB
Series AAA, 5.25%, 07/01/22(g)(h)	765	546,168
Series AAA, 5.25%, 07/01/25	3,560	2,541,644
Series AAA, 5.25%, 07/01/28(g)(h)	3,655	2,609,469
Series AAA, 5.25%, 07/01/29(g)(h)	190	135,650
Series UU, 0.00%, 07/01/17(a)(g)(h)	2,660	1,842,050
Series UU, 0.00%, 07/01/18(a)(g)(h)	125	86,563
Series UU, 0.00%, 07/01/20(a)(g)(h)	1,135	785,987
Series UU, 3.22%, 07/01/31(a)(g)(h)	1,345	931,412
Series ZZ, 5.00%, 07/01/17(g)(h)	330	235,602
Series ZZ, 5.25%, 07/01/19(g)(h)	1,050	749,642
Series ZZ, 5.25%, 07/01/23(g)(h)	370	264,160
Series ZZ, 5.25%, 07/01/24(g)(h)	5,050	3,605,422
Series ZZ, 5.25%, 07/01/25	265	189,195
Series ZZ, 5.00%, 07/01/28(g)(h)	345	246,311
Puerto Rico Highway & Transportation Authority, RB, CAB, Series B, Restructured, 0.00%, 07/01/32(d)	16,401	10,253,081
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, RB
Series A1, Restructured, 4.75%, 07/01/53	12,864	11,658,978
Series A-2, Restructured, 4.33%, 07/01/40	10,453	9,490,467
Series A-2, Restructured, 4.54%, 07/01/53	1,564	1,356,789
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, RB, CAB(d)
Series A1, Restructured, 0.00%, 07/01/29	2,914	2,170,505
Series A1, Restructured, 0.00%, 07/01/33	2,574	1,572,186
Series A1, Restructured, 0.00%, 07/01/46	7,072	1,845,375
Series B1, Restructured, 0.00%, 07/01/46	2,066	541,280
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A1, Restructured, 4.50%, 07/01/34	2,255	2,213,846
Series A1, Restructured, 5.00%, 07/01/58	15,654	14,669,833
Series A-2, Restructured, 4.78%, 07/01/58	7,333	6,595,014
Series A-2, Restructured, 4.33%, 07/01/40	8,723	7,925,378

		221,020,563

South Carolina — 0.7%
City of Hardeeville South Carolina, SAB(b)
3.00%, 05/01/27	500	483,965
3.50%, 05/01/32	850	751,126
3.88%, 05/01/41	1,400	1,146,078
4.00%, 05/01/52	1,350	998,667
County of Dorchester South Carolina, SAB, 6.00%, 10/01/51(b)	2,240	2,267,823
South Carolina Jobs-Economic Development Authority, RB
7.50%, 08/15/62(b)	1,935	1,894,365
Series A, 5.00%, 11/15/42	585	541,956
South Carolina Jobs-Economic Development Authority, Refunding RB
4.00%, 11/15/27	480	459,808
Series A, 5.00%, 05/01/48	3,315	3,410,240

		11,954,028

9

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tennessee — 2.3%
Chattanooga Health Educational & Housing Facility Board, Refunding RB, Series A, 4.00%, 08/01/44	$410	$371,363
Franklin Health & Educational Facilities Board, Refunding RB, Series A, 7.50%, 06/01/47(b)(g)(h)	4,060	1,219,795
Knox County Health Educational & Housing Facility Board, Refunding RB, 5.00%, 04/01/36	560	577,568
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB
Series A, 4.00%, 10/01/49	1,635	1,279,301
Series A, 5.25%, 10/01/58	7,565	7,565,446
Metropolitan Government Nashville & Davidson County Industrial Development Board, SAB, 4.00%, 06/01/51(b)	2,350	1,808,656
Metropolitan Government Nashville & Davidson County Industrial Development Board, SAB, CAB, 0.00%, 06/01/43(b)(d)	4,000	1,383,828
Metropolitan Nashville Airport Authority, ARB, Series B, AMT, 5.25%, 07/01/34	1,250	1,423,127
Nashville Metropolitan Development & Housing Agency, TA, 5.13%, 06/01/36(b)	500	490,404
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(a)	7,435	8,050,194
Tennessee Energy Acquisition Corp., Refunding RB, Series A-1, 5.00%, 05/01/53(a)	16,360	16,869,189

		41,038,871

Texas — 6.0%
Angelina & Neches River Authority, RB, Series A, AMT, 7.50%, 12/01/45(b)	2,340	1,657,155
Arlington Higher Education Finance Corp., RB
5.00%, 06/15/51	2,045	1,698,548
5.63%, 08/15/54(b)	6,260	6,001,881
7.50%, 04/01/62(b)	1,970	2,099,076
7.88%, 11/01/62(b)	1,670	1,725,681
Series A, 5.88%, 03/01/24	120	120,690
Brazoria County Industrial Development Corp., RB, AMT, 7.00%, 03/01/39	1,610	1,445,194
Central Texas Regional Mobility Authority, Refunding RB(d)
0.00%, 01/01/28	3,000	2,586,375
0.00%, 01/01/29	500	416,933
0.00%, 01/01/30	1,330	1,072,709
0.00%, 01/01/31	4,000	3,112,032
City of Crandall Texas, SAB(b)
3.38%, 09/15/26	100	97,314
4.00%, 09/15/31	200	190,053
4.75%, 09/15/31	100	94,643
4.25%, 09/15/41	770	670,008
5.00%, 09/15/41	500	438,698
City of Houston Texas Airport System Revenue, ARB
AMT, 5.00%, 07/15/28	2,725	2,755,983
Series A, AMT, 6.63%, 07/15/38	1,110	1,110,458
City of Houston Texas Airport System Revenue, Refunding ARB, AMT, 5.00%, 07/15/27	615	615,761
City of Houston Texas Airport System Revenue, Refunding RB, Series C, AMT, 5.00%, 07/15/27	3,925	3,932,289
City of Marble Falls Texas, SAB(b)
4.63%, 09/01/31	100	92,042
4.88%, 09/01/41	295	245,334
5.13%, 09/01/51	500	401,165

Security	Par (000)	Value

Texas (continued)
City of San Marcos Texas, SAB(b)
3.75%, 09/01/27	$228	$222,519
4.00%, 09/01/32	237	222,996
4.25%, 09/01/42	750	658,041
4.50%, 09/01/51	520	447,954
Fort Bend County Industrial Development Corp., RB, Series B, 4.75%, 11/01/42	3,380	3,158,215
Fort Worth Independent School District, GO, (PSF), 4.00%, 02/15/48	1,370	1,374,299
Harris County Cultural Education Facilities Finance Corp., Refunding RB
Series A, 5.00%, 01/01/38	510	464,846
Series A, 5.00%, 01/01/43	520	455,360
Series A, 5.13%, 01/01/48	1,535	1,309,306
Harris County-Houston Sports Authority, Refunding RB, Series G, Senior Lien, (NPFGC), 0.00%, 11/15/41(d)	350	121,903
Hemphill County Hospital District, GO
4.63%, 02/01/39	1,500	1,390,234
4.75%, 02/01/45	2,500	2,253,475
Hidalgo County Regional Mobility Authority, Refunding RB
Series B, Junior Lien, 4.00%, 12/01/39	1,000	904,234
Series B, Junior Lien, 4.00%, 12/01/40	1,040	929,510
Series B, Junior Lien, 4.00%, 12/01/41	1,000	882,281
Houston Higher Education Finance Corp., RB, 4.00%, 10/01/51	1,400	1,126,931
Mission Economic Development Corp., Refunding RB, AMT, Senior Lien, 4.63%, 10/01/31(b)	1,385	1,358,037
New Hope Cultural Education Facilities Finance Corp., RB
Series A, 5.88%, 04/01/23(c)	890	890,000
Series A, 6.00%, 04/01/23(c)	1,355	1,355,000
Series A, 5.00%, 07/01/57	3,000	2,566,752
New Hope Cultural Education Facilities Finance Corp., Refunding RB, Series A, 6.75%, 10/01/52	5,000	4,537,460
New Hope Higher Education Finance Corp., RB, Series A, 5.75%, 06/15/51(b)	5,580	5,102,190
Newark Higher Education Finance Corp., RB(b)
Series A, 5.50%, 08/15/35	375	386,580
Series A, 5.75%, 08/15/45	735	749,925
Port Beaumont Navigation District, RB(b)
AMT, 2.75%, 01/01/36	2,620	1,899,196
AMT, 2.88%, 01/01/41	4,100	2,704,508
AMT, 3.00%, 01/01/50	23,435	14,022,262
Port Beaumont Navigation District, Refunding RB(b)
Series A, AMT, 3.63%, 01/01/35	3,725	3,067,403
Series A, AMT, 4.00%, 01/01/50	5,585	4,065,288
San Antonio Education Facilities Corp., RB
Series A, 5.00%, 10/01/41	645	556,419
Series A, 5.00%, 10/01/51	885	700,382
Tarrant County Cultural Education Facilities Finance Corp., RB, Series B, 5.00%, 07/01/48	8,560	8,809,781
Texas Transportation Commission State Highway 249 System, RB, CAB(d)
0.00%, 08/01/46	2,580	677,286
0.00%, 08/01/47	3,850	945,214
0.00%, 08/01/48	4,070	933,418
0.00%, 08/01/49	3,825	821,075
0.00%, 08/01/50	5,485	1,104,377

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Texas (continued)
Texas Transportation Commission State Highway 249 System, RB, CAB(d) (continued)
0.00%, 08/01/51	$3,230		$609,734
0.00%, 08/01/52	3,230		572,666
0.00%, 08/01/53	290		48,383

			106,985,462

Utah — 0.1%
County of Utah, RB, Series A, 3.00%, 05/15/50	940		733,741
Utah Charter School Finance Authority, RB, Series A, 5.00%, 06/15/52(b)	1,320		1,158,450

			1,892,191

Vermont — 0.5%
East Central Vermont Telecommunications District, RB(b)
Series A, 4.75%, 12/01/40	2,850		2,555,923
Series A, 4.50%, 12/01/44	3,695		3,081,722
Series A, 4.50%, 12/01/50	3,000		2,380,929
Vermont Student Assistance Corp., RB, Class A, AMT, 2.38%, 06/15/39	2,170		1,622,438

			9,641,012

Virginia — 1.2%
Hampton Roads Transportation Accountability Commission, RB
Series A, 4.00%, 07/01/52	3,410		3,319,840
Series A, Senior Lien, 4.00%, 07/01/50	1,545		1,483,171
Series A, Senior Lien, 4.00%, 07/01/55	9,770		9,522,194
Hanover County Economic Development Authority, Refunding RB, 4.00%, 07/01/40(b)	1,790		1,491,113
Henrico County Economic Development Authority, Refunding RB, 4.00%, 10/01/50	1,250		1,128,707
Lower Magnolia Green Community Development Authority, SAB(b)
5.00%, 03/01/35	465		464,185
5.00%, 03/01/45	480		451,940
Norfolk Redevelopment & Housing Authority, RB, Series A, 5.00%, 01/01/49	1,250		1,021,705
Salem Economic Development Authority, Refunding RB, 4.00%, 04/01/45	830		757,288
Virginia Beach Development Authority, Refunding RB, 4.00%, 09/01/48	2,885		2,249,232

			21,889,375

Washington — 0.5%
Washington Economic Development Finance Authority, RB, Series A, AMT, 5.63%, 12/01/40(b)	3,470		3,485,500
Washington Health Care Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/44	885		795,757
Washington State Housing Finance Commission, RB, Series A, 5.00%, 07/01/56(b)	1,400		1,212,310
Washington State Housing Finance Commission, RB, M/F Housing, Series A-1, 3.50%, 12/20/35	—	(j)	257
Washington State Housing Finance Commission, Refunding RB(b)
5.75%, 01/01/35	355		324,747

Security	Par (000)	Value

Washington (continued)
Washington State Housing Finance Commission, Refunding RB(b) (continued)
5.00%, 01/01/43	$2,000	$1,695,130
6.00%, 01/01/45	940	831,985

		8,345,686

Wisconsin — 3.7%
Public Finance Authority, ARB
AMT, 4.00%, 07/01/41	530	417,837
AMT, 4.25%, 07/01/54	3,690	2,668,826
Public Finance Authority, RB
5.00%, 06/15/39	310	315,023
5.00%, 06/15/41(b)	925	863,252
5.00%, 01/01/42(b)	1,555	1,449,122
5.00%, 06/15/49	955	939,449
5.63%, 06/15/49(b)	5,975	5,256,464
5.00%, 06/15/53	645	628,849
5.00%, 06/15/55(b)	2,405	2,088,598
5.00%, 01/01/56(b)	3,790	3,258,274
Series A, 4.25%, 06/15/31(b)	170	159,329
Series A, 6.25%, 10/01/31(b)	910	766,033
Series A, 5.00%, 06/01/40(b)	750	692,308
Series A, 5.00%, 06/15/41(b)	510	455,852
Series A, 6.85%, 11/01/46(b)(g)(h)	1,325	861,250
Series A, 7.00%, 11/01/46(b)(g)(h)	805	523,250
Series A, 5.38%, 07/15/47(b)	1,595	1,402,080
Series A, 7.00%, 10/01/47(b)	910	738,687
Series A, 5.00%, 06/01/49(b)	1,340	1,148,498
Series A, 5.63%, 06/15/49(b)	8,025	7,534,047
Series A, 5.00%, 06/15/51(b)	1,060	879,547
Series A, 5.25%, 12/01/51(b)	5,280	4,003,903
Series A, 5.00%, 06/15/55(b)	11,540	9,124,043
Series A, 4.75%, 06/15/56(b)	2,415	1,789,177
Series A-1, 4.50%, 01/01/35(b)	895	801,640
Series A-1, 5.50%, 12/01/48(b)(g)(h)	38	8,436
Series B, 0.00%, 01/01/35(b)(d)	1,135	505,901
Series B, 0.00%, 01/01/60(b)(d)	31,635	1,872,317
AMT, 4.00%, 09/30/51	4,000	3,311,856
AMT, 4.00%, 03/31/56	3,370	2,704,947
Public Finance Authority, Refunding RB(b)
5.00%, 03/01/52	1,300	1,085,512
5.25%, 05/15/52	1,135	994,228
Series A, 5.00%, 10/01/34	280	282,231
Series A, 5.00%, 10/01/39	680	651,870
Wisconsin Health & Educational Facilities Authority, Refunding RB
5.00%, 11/01/46	130	106,513
4.00%, 12/01/46	1,775	1,729,388
4.00%, 01/01/47	3,900	2,892,540
4.00%, 01/01/57	1,050	714,970
Wisconsin Housing & Economic Development Authority, RB, M/F Housing, Series A, 4.70%, 07/01/47	740	746,771

		66,372,818

Total Municipal Bonds — 90.9% (Cost: $1,762,458,576)		1,633,380,884

11

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock High Yield Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds Transferred to Tender Option Bond Trusts(a)(k)

NewYork — 1.8%
New York State Dormitory Authority, Refunding RB, Series D, 4.00%, 02/15/47	$32,925	$32,159,795

North Carolina — 1.1%
North Carolina Medical Care Commission, RB, 4.00%, 11/01/49	21,050	21,069,619

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 2.9% (Cost: $50,656,106)		53,229,414

Total Long-Term Investments — 93.8% (Cost: $1,813,114,682)		1,686,610,298

	Shares

Short-Term Securities

Money Market Funds — 6.6%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 3.59%(l)(m)	118,244,807	118,232,982

Total Short-Term Securities — 6.6% (Cost: $118,233,178)		118,232,982

Total Investments — 100.4% (Cost: $1,931,347,860)		1,804,843,280

Other Assets Less Liabilities — 1.1%		20,004,021

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (1.5)%		(27,178,659)

Net Assets — 100.0%		$1,797,668,642

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Zero-coupon bond.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Non-income producing security.
(i)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(j)	Rounds to less than 1,000.
(k)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(l)	Affiliate of the Fund.
(m)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 06/30/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/23	Shares Held at 03/31/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$77,796,619	$40,488,549	(a)	$—	$(38,299)	$(13,887)	$118,232,982	118,244,807	$1,053,769	$—

(a)	Represents net amount purchased (sold).

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
10-Year U.S. Treasury Note	141	06/21/23	$16,224	$(478,813)
U.S. Long Bond	203	06/21/23	26,663	(917,698)
5-Year U.S. Treasury Note	99	06/30/23	10,855	(235,218)

				$(1,631,729)

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock High Yield Municipal Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$1,630,154,802	$3,226,082	$1,633,380,884
Municipal Bonds Transferred to Tender Option Bond Trusts	—	53,229,414	—	53,229,414
Short-Term Securities
Money Market Funds	118,232,982	—	—	118,232,982

	$118,232,982	$1,683,384,216	$3,226,082	$1,804,843,280

Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts	$(1,631,729)	$—	$—	$(1,631,729)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $26,989,987 are categorized as Level 2 within the fair value hierarchy.

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

Portfolio Abbreviation (continued)

NPFGC	National Public Finance Guarantee Corp.

PSF	Permanent School Fund

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SONYMA	State of New York Mortgage Agency

ST	Special Tax

TA	Tax Allocation

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